SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]: Amendment Number:
This Amendment  (Check only one.); [  ]  is a restatement
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northern Capital Management
Address: 8018 Excelsior Drive, Suite 300
         Madison, WI 53717

Form 13F File Number: 28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title: Chairman and Chief Executive Officer
Phone: (608) 831-8018

Signature, Place, and Date of Signing:

       Stephen L. Hawk       Madison, WI        Oct. 6, 1999
         [Signature]        [City, State]          [Date]


Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    103

Form 13F Information Table Value Total:    $908,935

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
FORM 13F INFORMATION TABLE

                                              VALUE    SHARES    INVESTMENT      - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     (x$1000) PRN AMT   DISCRETION MNGR SOLE      SHARED   NONE
-------------------- -------------- --------- -------- --------- ---------- ---- --------- -------- --------

Abbott Lab.          Common         002824100   13,002   353,783 X                 332,985            20,798
Allied Signal Inc.   Common         019512102   10,762   179,550 X                 168,100            11,450
Alltel Corp.         Common         020039103      250     3,556 X                                     3,556
Ambac Fin. Grp.      Common         023139108    6,505   137,302 X                 136,650               652
Amer. Home Prod.     Common         026609107    1,345    32,410 X                  31,720               690
Amer. Int'l Grp.     Common         026874107    8,328    95,798 X                  89,397             6,401
Ameritech Corp.      Common         030954101   10,579   157,450 X                 140,950            16,500
Amgen, Inc.          Common         031162100    2,345    28,770 X                  28,300               470
Anchor BanCorp.      Common         032839102      325    20,000 X                  20,000
Anheuser Busch Co.   Common         035229103    1,100    15,700 X                  15,500               200
Applied Materials    Common         038222105   10,938   140,450 X                 128,900            11,550
AT&T Corp.           Common         001957109   14,537   334,191 X                 319,024            15,167
AT&T Liberty Media   Class A Common 001957208   18,314   493,316 X                 466,284            27,032
Automatic Data ProcesCommon         053015103      469    10,506 X                  10,406               100
Avery Dennison       Common         053611109    1,767    33,507 X                  33,175               332
Banc One Corp.       Common         059438101      727    20,888 X                  20,888
Bank of America      Common         060505104      414     7,425 X                                     7,425
Baxter Intl.         Common         071813109   15,820   262,580 X                 244,755            17,825
Boeing Co.           Common         097023105      428    10,030 X                  10,030
Borders Group        Common         099709107      441    30,000 X                  30,000
Bristol Myers Squib  Common         110122108   36,353   538,557 X                 499,185            39,372
C V S Corp.          Common         126650100   18,752   459,471 X                 427,455            32,016
Cendant Corp.        Common         151313103   22,189 1,250,103 X               1,160,930            89,173
Century Telephone    Common         156686107   15,378   378,530 X                 351,480            27,050
Chase Manhattan      Common         16161A108   13,528   179,475 X                 166,325            13,150
Cisco Systems        Common         17275R102   27,452   400,400 X                 369,350            31,050
Citigroup Inc.       Common         172967101   17,146   389,674 X                 362,790            26,884
Clorox Company       Common         189054109      603    15,770 X                  15,270               500
Coca Cola Co.        Common         191216100    7,668   158,918 X                 148,070            10,848
Colgate Palmolive    Common         194162103    1,596    34,889 X                  34,325               564
Computer Assoc.      Common         204912109    1,161    18,987 X                  18,787               200
Computer Sciences    Common         205363104      463     6,600 X                                     6,600
Compuware Corp.      Common         205638109   13,197   506,375 X                 468,675            37,700
Corning, Inc.        Common         219350105      466     6,790 X                                     6,790
Costco Companies     Common         22160Q102    7,596   105,500 X                  93,800            11,700
D S T Systems        Common         233326107      995    17,500 X                  17,300               200
Dayton Hudson Corp.  Common         239753106   22,591   376,132 X                 348,100            28,032
Dell Computers       Common         247025109   15,423   368,850 X                 337,825            31,025
Dial Corp.           Common         25247D101    1,210    47,450 X                  47,300               150
DuPont E I DeNemours Common         263534109      751    12,328 X                  11,980               348
Electronic Data SysteCommon         285661104      590    11,140 X                  11,040               100
EMC Corp.            Common         268648102   14,239   199,324 X                 183,660            15,664
Enron Corp.          Common         293561106    3,746    90,800 X                  90,200               600
Fannie Mae           Common         313586109    7,070   112,777 X                 112,259               518
First Data Corp.     Common         319963104   21,372   487,113 X                 460,241            26,872
Fiserv, Inc.         Common         337738108      793    24,410 X                  24,410
General Electric     Common         369604103   32,176   271,381 X                 253,215            18,166
Gillette Co.         Common         375766102    8,692   256,120 X                 242,122            13,998
GTE Corp.            Common         362320103    4,105    53,400 X                  53,250               150
Heinz, H.J. Co.      Common         423074103      482    11,200 X                  10,975               225
Home Depot Inc.      Common         437076102   11,939   173,973 X                 163,425            10,548
Household Intl.      Common         441815107   10,296   256,600 X                 241,100            15,500
Inacom Corp.         Common         45323G109      138    15,000 X                  15,000
Intel Corp           Common         458140100   22,555   303,518 X                 280,970            22,548
Intl. Business Mach. Common         459200101   14,477   119,400 X                 110,275             9,125
Intl. Game Tech.     Common         459902102      745    41,391 X                  41,125               266
Johnson & Johnson    Common         478160104      869     9,450 X                                     9,450
Kroger Co.           Common         501044101   20,144   913,032 X                 849,700            63,332
Lauder, Estee Co.    Class A        518439104      482    12,350 X                  12,200               150
Lilly Eli & Co.      Common         532457108   31,726   495,717 X                 458,185            37,532
Lucent Technologies  Common         549463107    2,072    31,945 X                  21,047            10,898
M G I C Investment   Common         552848103      640    13,409 X                  13,309               100
Marshall & Ilsley    Common         571834100      476     8,350 X                                     8,350
MBNA Corporation     Common         55262L100    9,379   411,125 X                 387,125            24,000
Mc Donalds Corp.     Common         580135101    1,445    33,600 X                  33,250               350
MCI Worldcom, Inc.   Common         552673105    2,122    29,525 X                  29,019               506
Media One Group      Common         58440J104   15,671   229,400 X                 212,500            16,900
Medtronic, Inc.      Common         585055106      621    17,450 X                  17,450
Merck & Co. Inc.     Common         589331107   21,600   333,265 X                 309,465            23,800
Microsoft Corp.      Common         594918104   24,681   272,525 X                 252,275            20,250
Monsanto Co.         Common         611662107      729    20,425 X                  20,325               100
Motorola Inc.        Common         620076109    8,906   101,200 X                  94,300             6,900
Nabisco Hldgs. Corp. Class A        629526104      715    20,690 X                  20,690
Nortel Networks      Common         665815106   22,945   449,898 X                 438,156            11,742
Oracle Corp.         Common         68389X105   11,219   246,561 X                 230,036            16,525
Paychex Inc.         Common         704326107    8,107   237,562 X                 212,112            25,450
Peoplesoft           Common         712713106      391    23,075 X                  23,075
Pepsico, Inc.        Common         713448108   14,121   466,802 X                 431,934            34,868
Pfizer, Inc.         Common         717081103   22,398   624,335 X                 585,064            39,271
Phillips Petroleum   Common         718507106   14,852   304,650 X                 277,700            26,950
Pioneer Hi Bred Intl.Common         723686101      216     5,425 X                                     5,425
Precision Castparts CCommon         740189105      238     7,790 X                                     7,790
Proctor & Gamble Co. Common         742718109   15,926   169,882 X                 157,400            12,482
Ralston Purina Co.   Com Ral-Pur GP 751277302    1,100    39,450 X                  38,975               475
Royal Dutch Petro.   NY reg Gld1.25 780257804    3,515    59,516 X                  58,950               566
Sara Lee Corp.       Common         803111103   14,784   632,457 X                 587,675            44,782
SBC Comm. Inc.       Common         78387G103    6,557   128,416 X                 127,816               600
Schering Plough      Common         806605101   12,165   278,854 X                 263,304            15,550
Schlumberger Ltd.    Common         806857108    3,595    57,698 X                  57,450               248
Seagate Technology   Common         811804103   30,964 1,004,925 X                 937,875            67,050
Sherwim Williams     Common         824348106    9,130   436,075 X                 404,125            31,950
Sybron Corp.         Common         87114F106      570    21,220 X                  21,120               100
Texas Instruments    Common         882508104    9,451   114,900 X                 106,375             8,525
Time Warner, Inc.    Common         887315109   10,072   165,800 X                 153,450            12,350
Tyco Intl. Ltd.      Common         902124106   25,536   247,326 X                 233,476            13,850
U.S. Industries Inc. Common         912080108    2,284   145,044 X                 143,957             1,087
Walgreen Co.         Common         931422109    1,612    63,510 X                  63,060               450
Walmart Stores, Inc. Common         931142103      556    11,700 X                  11,600               100
Walt Disney Co.      Common         254687106   12,521   481,573 X                 452,225            29,348
Warner-Lambert Co.   Common         934488107      466     7,025 X                                     7,025
Washington Mutual    Common         939322103   13,255   453,175 X                 425,975            27,200
Xerox Corp.          Common         984121103    1,422    33,911 X                  33,405               506

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